INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

Provision for income taxes was comprised of the following for the years ended December 31 (in thousands):

	2013	2012	2011
Income tax expense (benefit):
Current	$4,651	$4,108	$3,426
Deferred	(637)	(102)	(10)
State income tax expense (benefit of operating loss carryforwards)	313	251	84
Change in valuation allowance	(313)	(251)	(84)
	$4,014	$4,006	$3,416

Effective tax rates for the years ended December 31, 2013, 2012 and 2011 differed from federal statutory rate of 34% applied to income before income taxes as a result of the following (in thousands):

	2013	2012	2011
Tax expenses at statutory rate	$6,060	$5,957	$5,195
(Decrease) increase resulting from:
Tax exempt interest income	(1,638)	(1,582)	(1,598)
Net earnings on bank-owned life insurance	(148)	(132)	(207)
ESOP dividend	(314)	(296)	(109)
Other items	54	59	135
	$4,014	$4,006	$3,416

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.  Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefit of these deductible differences.  However, the amount of deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.   Deferred tax assets and liabilities were comprised of the following as of December 31 for the years indicated (in thousands):

	2013	2012	2011
Deferred tax assets:
Allowance for loan losses	$ 2,659	$ 2,706	$ 2,734
Impairment loss on equity securities	618	618	618
Impairment loss on debt securities	-	436	436
Net unrealized losses on available-for-sale debt securities	224	-	-
Deferred loan fees	136	91	83
State income tax benefit for net operating loss carryforwards	911	1,224	1,475
Imputed income tax reimbursement plan	142	139	137
Unrealized loss on other real estate owned	999	1,050	843
Other	146	203	59
Total deferred tax assets	5,835	6,467	6,385
Deferred tax liabilities:
Depreciation	(2,692)	(2,473)	(2,386)
FHLB stock dividends	(742)	(742)	(742)
Net unrealized gains on available-for-sale debt securities	-	(6,385)	(5,461)
Prepaid expenses	(152)	(117)	(126)
Other	(132)	(252)	(252)
Total deferred tax liabilities	(3,718)	(9,969)	(8,967)
Valuation allowance for state income tax benefit	(911)	(1,224)	(1,475)
Net deferred tax assets (liabilities)	$ 1,206	$(4,726)	$(4,057)

As of December 31, 2013, the Company had a net operating loss carryforward for state tax purposes of $8.2 million expiring in 2022, $3.4 million expiring in 2023 and $2.3 million expiring in 2025.  As of December 31, 2012 and 2011, the Company had no unrecognized tax benefits.  The Company's policy is to recognize penalties and interest on unrecognized tax benefits in Provision for Income Tax Expense in the Consolidated Statements of Income.  There were no amounts related to interest and penalties recognized for each of the years ended December 31, 2013, 2012 and 2011.  The tax years subject to examination by federal and state taxing authorities are the years ended December 31, 2013, 2012, 2011 and 2010.